Digital Intangible Assets (Tables)	6 Months Ended
Jun. 30, 2026
Digital Intangible Assets [Abstract]
Schedule of Digital Intangible Assets at Carrying Value

The table below presents the Company’s digital intangible assets, at carrying value, with the respective gross and net carrying amounts as of June 30. 2026:

	Gross carrying amount	Accumulated impairments	Net carrying amount

ENA tokens	$249,120,581	$(36,201,740)	$212,918,841
Total ENA tokens, at carrying value	$249,120,581	$(36,201,740)	$212,918,841